Segall Bryant & Hamill All Cap Fund
Supplement dated November 19, 2014,
to the Summary Prospectus dated November 3, 2014, and the
Prospectus dated November 1, 2014, as amended November 7, 2014, and the
Statement of Additional Information dated November 1, 2014 as supplemented

Segall Bryant & Hamill Small Cap Value Fund
Supplement dated November 19, 2014,
to the Summary Prospectus dated November 7, 2014, and the
Prospectus dated November 1, 2014, as amended November 7, 2014, and the
Statement of Additional Information dated November 1, 2014 as supplemented

Each a series of Investment Managers Series Trust

Advisor Address

Effective November 24, 2014, Segall Bryant & Hamill, the advisor to the Segall Bryant & Hamill All Cap Fund and the Segall Bryant & Hamill Small Cap Value Fund, has a new address. All references in the Prospectus, Summary Prospectus and Statement of Additional Information to the Advisor’s principal address are hereby replaced with:

540 West Madison Street, Suite 1900
Chicago, Illinois 60661-2551

Please file this Supplement with your records.